Trade Receivables	12 Months Ended
Mar. 31, 2022
Trade Receivables [abstract]
TRADE RECEIVABLES	NOTE 6 — TRADE RECEIVABLES Trade receivables consist of the following:
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Others	—	395,585

Total receivables	$—	$395,585